Disclosure of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue from external customers	$ 1,362,553	$ 1,128,678
Mine operating costs	695,728	607,170
Depreciation and amortization	292,880	298,630
Gross Profit	373,945	222,878
Selling and administrative expenses	42,283	37,774
Exploration and evaluation expenses	15,474	4,742
Other operating expenses	(12,440)	10,586
Asset impairment	11,320	0
Results from operating activities	317,308	169,776
Finance income	(2,849)	(2,792)
Finance expenses	103,028	167,071
Other finance losses	18,401	(108)
Profit before tax	198,728	5,605
Tax expense (recovery)	34,829	40,798
Profit (Loss)	163,899	(35,193)
Manitoba [Member]
Statement [Line Items]
Revenue from external customers	704,777	512,671
Mine operating costs	392,863	318,037
Depreciation and amortization	118,770	120,531
Gross Profit	193,144	74,103
Selling and administrative expenses	0	0
Exploration and evaluation expenses	5,649	1,228
Other operating expenses	(56)	5,490
Asset impairment	11,320
Results from operating activities	176,231	67,385
Peru [Member]
Statement [Line Items]
Revenue from external customers	657,776	616,007
Mine operating costs	302,865	289,133
Depreciation and amortization	174,110	178,099
Gross Profit	180,801	148,775
Selling and administrative expenses	0	0
Exploration and evaluation expenses	1,442	1,262
Other operating expenses	(6,612)	7,790
Asset impairment	0
Results from operating activities	185,971	139,723
Arizona [Member]
Statement [Line Items]
Revenue from external customers	0	0
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross Profit	0	0
Selling and administrative expenses	0	0
Exploration and evaluation expenses	0	0
Other operating expenses	517	618
Asset impairment	0
Results from operating activities	(517)	(618)
Corporate and other activities [Member]
Statement [Line Items]
Revenue from external customers	0	0
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross Profit	0	0
Selling and administrative expenses	42,283	37,774
Exploration and evaluation expenses	8,383	2,252
Other operating expenses	(6,289)	(3,312)
Asset impairment	0
Results from operating activities	$ (44,377)	$ (36,714)